Accounts Receivable Net	12 Months Ended
Sep. 30, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 7 —	Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2011	2010

Accounts receivable — billed	$509,371	$529,182
Accounts receivable — unbilled	72,048	62,246
Less — allowances	(15,566)	(11,428)

Accounts receivable, net	$565,853	$580,000